PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 86.7% of Net Assets
Non-Convertible Bonds – 84.9%
	ABS Car Loan – 8.3%
$ 100,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026, 144A	$102,262
335,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027, 144A	333,346
230,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	239,461
235,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.210%, 12/18/2026	233,900
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	106,591
620,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A(a)	644,878
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	104,045
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	614,251
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	99,462
400,000	CPS Auto Receivables Trust, Series 2020-C, Class C, 1.710%, 8/17/2026, 144A	404,025
370,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	381,392
250,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	255,062
260,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	260,312
250,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	249,656
145,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	149,806
100,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	102,974
340,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.450%, 1/16/2029	340,866
690,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.390%, 3/15/2029	687,725
115,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.500%, 2/16/2027, 144A	115,186
690,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027, 144A	685,494
315,000	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.580%, 9/15/2025, 144A	322,851
150,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	149,748
495,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	494,028
235,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	241,480
285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027, 144A	286,435

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027, 144A	$165,073
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	174,913
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027, 144A	209,145
1,125,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025(a)	1,123,066
270,000	Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027, 144A	267,764
170,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	169,553
250,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	257,480
285,000	GLS Auto Receivables Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	282,975
1,046,121	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024(a)	1,057,278
425,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	425,060
840,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026(a)	841,083
1,300,000	Honda Auto Receivables Owner Trust, Series 2020-1, Class A4, 1.630%, 10/21/2026(a)	1,325,096
670,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025(a)	669,649
330,000	Honda Auto Receivables Owner Trust, Series 2021-2, Class A3, 0.330%, 8/15/2025	330,313
215,062	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	215,161
170,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	175,099
450,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	462,257
200,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	208,459
225,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	229,658
315,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.130%, 11/16/2026	315,771
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.350%, 7/15/2027	401,501
485,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	484,564
1,197,850	Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.570%, 8/15/2023(a)	1,209,213
725,000	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024(a)	731,998
125,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026, 144A	126,809
275,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026, 144A	274,623

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 1,085,000	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026(a)	$1,083,744

		20,822,541

	ABS Credit Card – 0.2%
240,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	242,496
265,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	265,743

		508,239

	ABS Home Equity – 4.5%
502,367	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(b)	504,244
100,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	101,369
160,000	CoreVest American Finance Trust, Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	156,793
272,835	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	273,580
100,000	Credit Suisse Mortgage Trust, Series 2021-RPL3, Class M2, 3.750%, 1/25/2060, 144A	107,587
640,142	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(b)	642,647
260,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	257,982
220,000	FirstKey Homes Trust, Series 2021-SFR1, Class E2, 2.489%, 8/17/2038, 144A	218,297
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	204,775
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	104,880
100,000	FRTKL, Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	99,956
100,000	FRTKL, Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	99,954
231,313	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(b)	237,227
99,624	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/19/2041, 144A	98,903
99,984	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.164%, 6/17/2037, 144A(c)	100,122
99,991	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.234%, 7/17/2037, 144A(c)	100,157
106,659	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(b)	107,251
269,984	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.438%, 5/25/2059, 144A(b)	270,253
563,457	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A	572,541
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(b)	516,343

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 284,190	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(b)	$287,261
9,429	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.607%, 7/25/2035(b)(d)(e)	8,808
135,000	Progress Residential Trust, Series 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A	136,267
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	234,454
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	99,878
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	100,094
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	100,186
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	99,538
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	118,890
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	149,796
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	99,864
265,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	260,552
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	98,319
456,831	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(b)	457,667
188,151	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(b)	188,716
364,829	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(b)	368,353
129,049	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(b)	130,206
419,913	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(b)	418,927
390,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(b)	390,200
120,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(b)	126,971
240,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(b)	250,077
358,637	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(b)	371,432
202,887	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	203,436
409,633	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(b)	409,385
124,740	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(b)	124,742
326,135	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(b)	327,157

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 291,679	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	$291,947
209,913	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(b)	210,038
414,484	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(b)	414,544

		11,252,566

	ABS Other – 2.4%
100,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	99,799
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A(e)	100,051
176,249	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	177,027
155,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	157,864
100,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	100,521
215,000	Freedom Financial Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	214,933
150,000	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A	151,768
115,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	114,709
100,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	100,540
122,736	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	118,822
92,004	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041, 144A	92,395
145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033, 144A	150,459
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	241,892
518,369	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	514,117
96,631	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036, 144A	98,713
66,637	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036, 144A	67,585
73,487	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	73,592
536,498	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	536,868
1,000,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A(a)	1,018,773
110,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	112,579
252,633	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	248,734

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$ 406,001	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	$410,158
275,017	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	269,035
115,000	Towd Point Mortgage Trust, Series 2011-1, Class M1, 3.750%, 10/25/2056, 144A(b)	121,897
531,413	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	526,569
206,893	Wave Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	203,828

		6,023,228

	ABS Student Loan – 0.9%
100,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	100,723
140,819	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	144,032
49,497	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	49,602
63,866	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	64,294
301,435	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	300,995
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	134,747
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	191,208
189,294	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035, 144A	198,710
665,000	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A(a)	681,246
195,000	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1-month LIBOR + 0.730%, 0.814%, 1/15/2053, 144A(c)	195,760
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	214,356
100,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040, 144A(b)	104,305

		2,379,978

	ABS Whole Business – 0.9%
241,250	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.030%, 11/20/2047, 144A	254,383
164,353	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	177,506
98,500	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	105,841
608,475	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A21, 2.662%, 4/25/2051, 144A	625,765
79,400	Hardee’s Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/2050, 144A	84,607
99,750	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	99,949

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Whole Business – continued
$ 460,000	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.294%, 8/25/2051, 144A	$460,341
264,338	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	266,549
99,750	Wendy’s Funding LLC, Series 2021-1A, Class A2II, 2.775%, 6/15/2051, 144A	101,455

		2,176,396

	Aerospace & Defense – 2.8%
1,215,000	Boeing Co. (The), 2.196%, 2/04/2026	1,223,957
85,000	Boeing Co. (The), 3.100%, 5/01/2026	89,843
510,000	Boeing Co. (The), 3.625%, 2/01/2031	545,959
85,000	Boeing Co. (The), 3.625%, 3/01/2048	83,448
50,000	Boeing Co. (The), 3.750%, 2/01/2050	50,692
390,000	Boeing Co. (The), 3.850%, 11/01/2048	397,383
260,000	Boeing Co. (The), 3.950%, 8/01/2059	266,837
95,000	Boeing Co. (The), 5.150%, 5/01/2030	111,501
1,525,000	Boeing Co. (The), 5.805%, 5/01/2050	2,032,780
490,000	Boeing Co. (The), 5.930%, 5/01/2060	669,377
376,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	399,974
1,125,000	Textron, Inc., 3.000%, 6/01/2030	1,182,140

		7,053,891

	Airlines – 1.4%
1,396,351	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(a)	1,508,827
48,346	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	46,547
455,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	494,776
206,575	U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	219,149
440,576	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	441,459
245,081	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	244,069
463,738	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	517,151
40,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	41,050

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$ 60,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	$62,007

		3,575,035

	Automotive – 1.0%
1,614,000	General Motors Co., 5.200%, 4/01/2045	1,965,441
250,000	General Motors Co., 6.250%, 10/02/2043	336,737
315,000	General Motors Financial Co., Inc., 1.050%, 3/08/2024	316,364

		2,618,542

	Banking – 9.9%
2,255,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,284,998
420,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	469,434
370,000	Bank of America Corp., (fixed rate to 10/24/2030, variable rate thereafter), MTN, 1.922%, 10/24/2031	355,929
635,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	654,412
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028(a)	1,348,294
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	341,910
235,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031	226,605
314,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	353,437
536,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	597,508
555,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(f)	554,612
1,245,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	1,291,655
1,145,000	BNP Paribas S.A., 2.824%, 1/26/2041, 144A	1,086,021
1,040,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	1,140,173
1,060,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031(a)	1,223,937
80,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	81,544
640,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A	610,718
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	270,086
295,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	299,309

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 1,619,000	JPMorgan Chase & Co., 4.125%, 12/15/2026(a)	$1,820,261
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	227,837
740,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031(a)	706,626
470,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	470,953
482,000	Morgan Stanley, 3.950%, 4/23/2027	536,036
1,205,000	Morgan Stanley, (fixed rate to 2/13/2031, variable rate thereafter), MTN, 1.794%, 2/13/2032(a)	1,147,629
953,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	1,075,660
1,727,000	Morgan Stanley, MTN, 6.250%, 8/09/2026(a)	2,102,174
655,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	654,956
595,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	595,994
1,685,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	1,746,120
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	595,752

		24,870,580

	Brokerage – 0.4%
733,000	Jefferies Group LLC, 6.250%, 1/15/2036	984,606
110,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	110,426

		1,095,032

	Building Materials – 1.6%
2,210,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	2,211,326
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(f)	315,738
211,000	Masco Corp., 6.500%, 8/15/2032	278,856
104,000	Masco Corp., 7.750%, 8/01/2029	139,966
778,000	Owens Corning, 7.000%, 12/01/2036	1,118,828

		4,064,714

	Cable Satellite – 2.4%
30,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	29,719
565,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	581,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	$165,373
2,960,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	2,881,926
370,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	352,866
195,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	194,234
1,595,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	1,538,681
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	194,081
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	177,711

		6,116,541

	Chemicals – 0.6%
200,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	202,002
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	212,800
400,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	455,000
525,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	528,906

		1,398,708

	Collateralized Mortgage Obligations – 0.1%
183,388	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	212,260

	Construction Machinery – 1.1%
2,680,000	Caterpillar Financial Services Corp., MTN, 0.450%, 5/17/2024(a)	2,674,922

	Consumer Cyclical Services – 1.0%
180,000	Expedia Group, Inc., 2.950%, 3/15/2031	181,901
1,130,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,168,651
535,000	Expedia Group, Inc., 3.800%, 2/15/2028	580,650
210,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	211,444
375,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	409,453

		2,552,099

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Products – 0.3%
$ 360,000	Hasbro, Inc., 6.600%, 7/15/2028	$445,032
300,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	303,675

		748,707

	Diversified Manufacturing – 0.1%
224,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 0.426%, 5/13/2024(c)	222,828

	Electric – 1.5%
605,000	Calpine Corp., 3.750%, 3/01/2031, 144A	582,313
95,000	Edison International, 4.950%, 4/15/2025	104,600
1,037,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,431,408
416,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	614,261
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	139,491
175,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	159,151
225,000	Pacific Gas & Electric Co., 4.250%, 3/15/2046	221,178
290,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	286,111
310,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	315,685

		3,854,198

	Finance Companies – 4.0%
290,000	Air Lease Corp., 3.125%, 12/01/2030	297,094
196,000	Air Lease Corp., 4.625%, 10/01/2028	220,152
125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	126,838
995,000	Ares Capital Corp., 2.875%, 6/15/2028	1,007,953
225,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	224,187
2,435,000	GE Capital Funding LLC, 4.550%, 5/15/2032	2,883,566
445,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	534,023
15,000	Navient Corp., 5.000%, 3/15/2027	15,450
95,000	Navient Corp., 5.875%, 10/25/2024	101,413
110,000	Navient Corp., 6.750%, 6/15/2026	121,399

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 84,000	Navient Corp., MTN, 5.625%, 8/01/2033	$79,905
6,000	Navient Corp., MTN, 6.125%, 3/25/2024	6,425
165,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	165,524
510,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	509,048
1,920,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	2,060,741
375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	366,450
330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	333,712
790,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	796,912
255,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	253,088

		10,103,880

	Financial Other – 0.7%
1,110,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027, 144A	1,097,579
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	199,772
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	182,300
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	179,775
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026	197,526

		1,856,952

	Food & Beverage – 1.5%
990,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	1,181,785
1,066,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	1,115,281
215,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	223,714
815,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	929,907
285,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	289,879

		3,740,566

	Gaming – 0.2%
425,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	420,552

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned - No Guarantee – 1.8%
98,900,000	Export-Import Bank of Korea, 4.890%, 8/09/2023, 144A, (INR)	$1,325,062
19,600,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)	268,715
485,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	468,394
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,016,301
1,205,000	Saudi Arabian Oil Co., 3.250%, 11/24/2050, 144A(a)	1,147,859
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	186,674

		4,413,005

	Health Insurance – 0.4%
810,000	Centene Corp., 2.500%, 3/01/2031	798,863
155,000	Centene Corp., 2.625%, 8/01/2031	153,952
110,000	Centene Corp., 3.000%, 10/15/2030	112,750

		1,065,565

	Healthcare – 1.3%
10,000	Cigna Corp., 7.875%, 5/15/2027	13,308
195,000	HCA, Inc., 3.500%, 9/01/2030	206,581
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,341,842
1,430,000	HCA, Inc., 5.250%, 6/15/2049	1,825,180

		3,386,911

	Home Construction – 1.9%
200,000	Logan Group Co. Ltd., 4.850%, 12/14/2026	187,502
510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	642,090
260,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	273,000
1,989,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,570,782
867,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,139,238

		4,812,612

	Hybrid ARMs – 0.0%
1,798	FNMA, 6-month LIBOR + 1.460%, 1.585%, 2/01/2037(c)	1,838

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Hybrid ARMs – continued
$ 7,459	FNMA, 12-month LIBOR + 1.811%, 2.116%, 9/01/2036(c)	$7,908

		9,746

	Independent Energy – 1.8%
1,160,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,241,950
353,000	Continental Resources, Inc., 3.800%, 6/01/2024	370,932
13,000	Continental Resources, Inc., 4.500%, 4/15/2023	13,471
190,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	197,290
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	286,555
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	380,045
40,000	EQT Corp., 3.125%, 5/15/2026, 144A	41,005
85,000	EQT Corp., 3.625%, 5/15/2031, 144A	88,570
505,000	Hess Corp., 5.600%, 2/15/2041	630,973
40,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	43,434
450,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	493,906
415,000	Lundin Energy Finance BV, 2.000%, 7/15/2026, 144A	417,504
305,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	309,253

		4,514,888

	Leisure – 0.1%
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	82,000
110,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	112,509

		194,509

	Life Insurance – 2.1%
490,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	489,645
205,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	231,810
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(g)(h)	2,424,770
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(g)(h)	2,043,584

		5,189,809

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – 0.1%
$ 165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	$167,109
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	40,500
65,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	66,787
10,000	Travel & Leisure Co., 6.000%, 4/01/2027	11,082
10,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	11,388

		296,866

	Media Entertainment – 0.9%
55,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	56,677
25,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	25,977
225,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	240,469
70,000	Netflix, Inc., 4.875%, 4/15/2028	80,675
425,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	500,437
30,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	36,338
90,000	Netflix, Inc., 5.875%, 11/15/2028	110,286
105,000	Netflix, Inc., 6.375%, 5/15/2029	132,825
39,000	ViacomCBS, Inc., 4.375%, 3/15/2043	44,614
663,000	ViacomCBS, Inc., 5.250%, 4/01/2044	832,191
239,000	ViacomCBS, Inc., 5.850%, 9/01/2043	325,704

		2,386,193

	Metals & Mining – 1.9%
735,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	737,499
148,000	ArcelorMittal S.A., 6.750%, 3/01/2041	203,407
304,000	ArcelorMittal S.A., 7.000%, 10/15/2039	429,020
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	211,500
260,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	268,671
500,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	600,625
1,450,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	1,422,870

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 830,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	$834,964
85,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	82,748

		4,791,304

	Midstream – 1.2%
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	155,322
588,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	643,049
404,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	637,071
565,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A	563,822
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	55,718
27,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	27,599
55,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	58,718
10,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	10,268
455,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	488,306
45,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	48,496
392,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	399,122

		3,087,491

	Non-Agency Commercial Mortgage-Backed Securities – 1.7%
345,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	345,327
215,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	215,587
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	101,611
99,482	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.334%, 7/15/2038, 144A(c)	100,715
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	119,513
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033, 144A(b)	125,149
125,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	130,882
185,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	183,337
420,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.508%, 12/15/2047, 144A(b)	426,493

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 100,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	$99,526
55,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.922%, 10/15/2046(b)	55,193
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.251%, 9/15/2049(b)	497,680
235,000	RBS Commercial Funding, Inc., Series 2013-GSP, Class A, 3.961%, 1/15/2032, 144A(b)	247,521
65,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.971%, 5/10/2063, 144A(b)	61,014
41,796	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	41,833
110,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.443%, 7/15/2046(b)	110,125
155,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	160,958
88,931	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.513%, 3/15/2044, 144A(b)	43,327
105,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class AS, 3.835%, 4/15/2045	105,680
145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.650%, 8/15/2046(b)	144,675
175,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	181,821
655,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	662,519

		4,160,486

	Paper – 0.4%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	723,155
137,000	WestRock MWV LLC, 7.550%, 3/01/2047(g)(h)	215,260
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	145,716

		1,084,131

	Property & Casualty Insurance – 0.6%
39,000	American International Group, Inc., 4.125%, 2/15/2024	42,107
1,286,000	Old Republic International Corp., 4.875%, 10/01/2024	1,428,649

		1,470,756

	REITs - Apartments – 0.0%
85,000	American Homes 4 Rent, 2.375%, 7/15/2031	84,199

	REITs - Office Property – 0.0%
85,000	Corporate Office Properties LP, 2.750%, 4/15/2031	85,862

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Shopping Centers – 0.0%
$ 70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	$70,596

	Retailers – 1.6%
2,680,000	Amazon.com, Inc., 0.450%, 5/12/2024(a)	2,674,574
1,270,000	AutoZone, Inc., 4.000%, 4/15/2030	1,440,004

		4,114,578

	Sovereigns – 1.6%
1,435,000	Mexico Government International Bond, 3.771%, 5/24/2061	1,274,237
930,000	Mexico Government International Bond, 4.280%, 8/14/2041	948,879
1,760,000	U.S. Department of Housing and Urban Development, Series A, 2.450%, 8/01/2022(a)	1,794,602

		4,017,718

	Supermarkets – 0.0%
39,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	53,370

	Supranational – 0.1%
22,620,000	International Finance Corp., 5.850%, 11/25/2022, (INR)	308,091

	Technology – 4.4%
1,065,000	Avnet, Inc., 4.625%, 4/15/2026	1,187,707
240,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	239,303
915,000	Broadcom, Inc., 4.300%, 11/15/2032	1,025,379
155,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	147,430
250,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	249,687
1,325,000	Equinix, Inc., 1.450%, 5/15/2026	1,321,843
885,000	Equinix, Inc., 2.000%, 5/15/2028	882,694
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	1,152,307
130,000	Jabil, Inc., 1.700%, 4/15/2026	130,682
375,000	Jabil, Inc., 3.600%, 1/15/2030	406,502
330,000	Jabil, Inc., 3.950%, 1/12/2028	363,992
776,000	KLA Corp., 5.650%, 11/01/2034	1,002,639

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$ 295,000	Marvell Technology, Inc., 2.450%, 4/15/2028, 144A	$300,537
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031, 144A	256,975
1,050,000	Microchip Technology, Inc., 0.972%, 2/15/2024, 144A	1,050,661
295,000	Microchip Technology, Inc., 0.983%, 9/01/2024, 144A	294,643
120,000	Micron Technology, Inc., 4.663%, 2/15/2030	138,510
155,000	Micron Technology, Inc., 5.327%, 2/06/2029	184,318
110,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	113,025
545,000	SYNNEX Corp., 1.750%, 8/09/2026, 144A	539,166

		10,988,000

	Transportation Services – 0.5%
300,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	286,371
210,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	220,275
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	787,982

		1,294,628

	Treasuries – 10.2%
6,412(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	1,171,960
247,869(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)	1,214,158
2,590,000	U.S. Treasury Note, 0.125%, 11/30/2022(a)	2,589,595
5,045,000	U.S. Treasury Note, 0.125%, 12/31/2022(a)(i)	5,043,423
10,740,000	U.S. Treasury Note, 0.125%, 4/30/2023(a)	10,725,736
5,110,000	U.S. Treasury Note, 0.125%, 8/31/2023	5,096,427

		25,841,299

	Wireless – 2.1%
1,250,000	American Tower Corp., 1.875%, 10/15/2030	1,200,454
50,000	American Tower Corp., 2.100%, 6/15/2030	48,929
280,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	281,507
1,415,000	Crown Castle International Corp., 2.250%, 1/15/2031	1,382,830

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$ 55,000	Crown Castle International Corp., 3.300%, 7/01/2030	$58,616
620,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	646,815
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	321,664
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,236,661

		5,177,476

	Wirelines – 0.4%
940,000	AT&T, Inc., 3.500%, 9/15/2053	930,337
190,000	Verizon Communications, Inc., 2.850%, 9/03/2041	185,434

		1,115,771

	Total Non-Convertible Bonds (Identified Cost $206,249,953)	214,358,815

Convertible Bonds – 1.5%
	Airlines – 0.1%
210,000	Southwest Airlines Co., 1.250%, 5/01/2025	313,688

	Cable Satellite – 0.3%
835,000	DISH Network Corp., 3.375%, 8/15/2026	867,983

	Consumer Cyclical Services – 0.2%
175,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(j)	188,939
260,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(k)	228,874
155,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(j)	150,758

		568,571

	Healthcare – 0.2%
385,000	Teladoc Health, Inc., 1.250%, 6/01/2027	386,708

	Media Entertainment – 0.1%
185,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(j)	171,743

	Pharmaceuticals – 0.3%
150,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	153,478
465,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	465,383

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – continued
$ 95,000	Livongo Health, Inc., 0.875%, 6/01/2025	$125,503

		744,364

	Technology – 0.3%
410,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	676,940

	Total Convertible Bonds (Identified Cost $3,630,454)	3,729,997

Municipals – 0.3%
	Virginia – 0.3%
850,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $841,781)	887,569

	Total Bonds and Notes (Identified Cost $210,722,188)	218,976,381

Collateralized Loan Obligations – 3.3%
395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 3.100%, 4/23/2034, 144A(c)	392,053
430,000	AIG CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 3.134%, 4/22/2034, 144A(c)	429,589
355,000	AIMCO CLO Ltd., Series 2017-AA, Class DR, 3-month LIBOR + 3.150%, 3.284%, 4/20/2034, 144A(c)	356,356
675,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 3.098%, 4/20/2034, 144A(c)	674,988
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.784%, 7/20/2031, 144A(c)	600,015
405,000	Basswood Park CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.650%, 2.861%, 4/20/2034, 144A(c)	404,992
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.526%, 1/15/2031, 144A(c)	453,933
535,000	Elmwood CLO II Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 3.000%, 3.134%, 4/20/2034, 144A(c)	535,813
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 2.984%, 1/20/2034, 144A(c)	274,730
250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3-month LIBOR + 1.650%, 1.775%, 10/25/2031, 144A(c)	250,045
250,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 1.831%, 11/22/2031, 144A(c)	250,107
221,014	Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 3-month LIBOR + 1.700%, 1.838%, 10/22/2025, 144A(c)	221,126
255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 3.050% 3.215%, 4/15/2034, 144A(c)	254,995
625,000	Madison Park Funding X Ltd., Series 2012-10A, Class BR3, 3-month LIBOR + 1.600%, 1.734%, 1/20/2029, 144A(c)	624,790
325,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.026%, 4/15/2034, 144A(c)	324,997
250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 1.788%, 7/15/2034, 144A(c)	249,999

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$ 300,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 1.596%, 4/16/2031, 144A(c)	$298,781
250,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 1.634%, 10/17/2031, 144A(c)	250,016
250,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3-month LIBOR + 2.700%, 2.834%, 10/17/2031, 144A(c)	249,631
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 1.534%, 4/20/2034, 144A(c)	354,753
275,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3-month LIBOR + 3.250%, 3.384%, 4/20/2034, 144A(c)	274,997
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3-month LIBOR + 2.900%, 3.122%, 4/20/2034, 144A(c)	307,695
255,000	Voya CLO Ltd., Series 2018-3A, Class B, 3-month LIBOR + 1.650%, 1.776%, 10/15/2031, 144A(c)	255,007

	Total Collateralized Loan Obligations (Identified Cost $8,299,312)	8,289,408

Senior Loans – 0.1%
	Airlines – 0.1%
264,001	United Airlines, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 4/21/2028 (c) (Identified Cost $262,758)	265,621

Shares
Common Stocks – 5.9%
	Aerospace & Defense – 0.2%
1,188	Lockheed Martin Corp.	409,979

	Air Freight & Logistics – 0.2%
2,584	United Parcel Service, Inc., Class B	470,546

	Beverages – 0.2%
8,442	Coca-Cola Co. (The)	442,952

	Capital Markets – 0.4%
567	BlackRock, Inc.	475,520
5,813	Morgan Stanley	565,663

		1,041,183

	Communications Equipment – 0.2%
8,807	Cisco Systems, Inc.	479,365

	Electric Utilities – 0.4%
4,557	Duke Energy Corp.	444,718
5,922	NextEra Energy, Inc.	464,995

		909,713

	Electronic Equipment, Instruments & Components – 0.2%
15,999	Corning, Inc.	583,804

	Food & Staples Retailing – 0.2%
3,264	Walmart, Inc.	454,936

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – 0.2%
3,749	Abbott Laboratories	$442,869

	Health Care Providers & Services – 0.3%
1,197	Anthem, Inc.	446,241
1,155	UnitedHealth Group, Inc.	451,305

		897,546

	Hotels, Restaurants & Leisure – 0.2%
3,946	Starbucks Corp.	435,283

	Household Products – 0.2%
3,363	Procter & Gamble Co. (The)	470,147

	IT Services – 0.3%
1,581	Accenture PLC, Class A	505,793
1,167	Automatic Data Processing, Inc.	233,307

		739,100

	Machinery – 0.2%
1,030	Cummins, Inc.	231,297
1,222	Deere & Co.	409,455

		640,752

	Media – 0.2%
8,390	Comcast Corp., Class A	469,253

	Metals & Mining – 0.1%
6,873	Newmont Corp.	373,204

	Oil, Gas & Consumable Fuels – 0.4%
4,483	Chevron Corp.	454,801
19,563	Williams Cos., Inc. (The)	507,464

		962,265

	Pharmaceuticals – 0.5%
6,895	Bristol-Myers Squibb Co.	407,977
2,765	Johnson & Johnson	446,548
5,808	Merck & Co., Inc.	436,239

		1,290,764

	REITs - Diversified – 0.2%
1,819	American Tower Corp.	482,781

	Road & Rail – 0.2%
2,058	Union Pacific Corp.	403,389

	Semiconductors & Semiconductor Equipment – 0.1%
1,289	Texas Instruments, Inc.	247,759

	Software – 0.2%
1,770	Microsoft Corp.	498,998

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – 0.1%
714	Home Depot, Inc. (The)	$234,378

	Technology Hardware, Storage & Peripherals – 0.2%
3,455	Apple, Inc.	488,882

	Wireless Telecommunication Services – 0.3%
7,032	T-Mobile US, Inc.(l)	898,408

	Total Common Stocks (Identified Cost $13,325,145)	14,768,256

Preferred Stocks – 1.2%
Convertible Preferred Stocks – 1.1%
	Banking – 0.8%
1,095	Bank of America Corp., Series L, 7.250%	1,579,450
317	Wells Fargo & Co., Class A, Series L, 7.500%	469,794

		2,049,244

	Food & Beverage – 0.0%
635	Bunge Ltd., 4.875%	75,528

	Midstream – 0.3%
12,375	El Paso Energy Capital Trust I, 4.750%	613,181

	Total Convertible Preferred Stocks (Identified Cost $2,209,459)	2,737,953

Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.1%
213	Connecticut Light & Power Co. (The), Series 1949, 2.200%	10,597
1,860	Union Electric Co., 4.500%	191,022

		201,619

	Total Non-Convertible Preferred Stocks (Identified Cost $104,764)	201,619

	Total Preferred Stocks (Identified Cost $2,314,223)	2,939,572

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 3.0%
$ 7,658,764	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $7,658,764 on 10/01/2021 collateralized by $7,852,500 U.S. Treasury Note, 1.250% due 9/30/2028 valued at $7,812,013 including accrued interest(m) (Identified Cost $7,658,764)	$7,658,764

	Total Investments – 100.2% (Identified Cost $242,582,390)	252,898,002
	Other assets less liabilities – (0.2)%	(458,898)

	Net Assets – 100.0%	$252,439,104

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of September 30, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$4,683,614	1.9%	$8,808	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2021 is disclosed.

(c)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(d)	Fair valued by the Fund’s adviser. At September 30, 2021, the value of these securities amounted to $8,808 or less than 0.1% of net assets.
(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	Perpetual bond with no specified maturity date.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2021, the value of these securities amounted to $4,683,614 or 1.9% of net assets.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(l)	Non-income producing security.
(m)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of Rule 144A holdings amounted to $82,106,875 or 32.5% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

BRL	Brazilian Real
INR	Indian Rupee
MXN	Mexican Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	12/02/2021	BRL S	3,431,000	$643,027	$624,023	$19,004

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	12/21/2021	220	$32,446,125	$31,955,000	$491,125

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$11,243,758	$8,808	(a)	$11,252,566
ABS Other	—	5,923,177	100,051	(b)	6,023,228
All Other Non-Convertible Bonds*	—	197,083,021	—		197,083,021

Total Non-Convertible Bonds	—	214,249,956	108,859		214,358,815

Convertible Bonds*	—	3,729,997	—		3,729,997
Municipals*	—	887,569	—		887,569

Total Bonds and Notes	—	218,867,522	108,859		218,976,381

Collateralized Loan Obligations	—	8,289,408	—		8,289,408
Senior Loans*	—	265,621	—		265,621
Common Stocks*	14,768,256	—	—		14,768,256
Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	75,528	—		75,528
All Other Convertible Preferred Stocks*	2,662,425	—	—		2,662,425

Total Convertible Preferred Stocks	2,662,425	75,528	—		2,737,953

Non-Convertible Preferred Stocks*	—	201,619	—		201,619

Total Preferred Stocks	2,662,425	277,147	—		2,939,572

Short-Term Investments	—	7,658,764	—		7,658,764

Total Investments	17,430,681	235,358,462	108,859		252,898,002

Forward Foreign Currency Contracts (unrealized appreciation)	—	19,004	—		19,004
Futures Contracts (unrealized appreciation)	491,125	—	—		491,125

Total	$17,921,806	$235,377,466	$108,859		$253,408,131

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or September 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$9,201		$—	$27	$989	$—	$(1,409)	$—	$—	$8,808	$804
ABS Other	1,149,776		—	(175,943)	938,908	99,991	(1,912,681)	—	—	100,051	60
Preferred Stocks
Convertible Preferred Stocks
Energy	—	(a)	—	(316,709)	316,709	—	—	—	—	—	—

Total	$1,158,977		$—	$(492,625)	$1,256,606	$99,991	$(1,914,090)	$—	$—	$108,859	$864

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended September 30, 2021, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The fund may also use futures contracts to gain investment exposure. During the period ended September 30, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives Foreign exchange contracts	$19,004	$—
Exchange-traded asset derivatives Interest rate contracts	—	491,125

Total asset derivatives	$19,004	$491,125

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2021, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 31, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$773,768	$773,768

Industry Summary at September 30, 2021 (Unaudited)

Banking	10.7%
Treasuries	10.2
ABS Car Loan	8.3
Technology	4.7
ABS Home Equity	4.5
Finance Companies	4.0
Aerospace & Defense	3.0
Cable Satellite	2.7
ABS Other	2.4
Life Insurance	2.1
Wireless	2.1
Metals & Mining	2.0
Other Investments, less than 2% each	37.2
Collateralized Loan Obligations	3.3
Short-Term Investments	3.0

Total Investments	100.2
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.2)

Net Assets	100.0%